Intangible Assets - Carrying Amounts of Goodwill and Distribution Rights (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated	$ 7,817	$ 155,501	$ 146,562	$ 145,610
Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated		100,082	107,088
Mexico [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated		56,352	56,352
Guatemala [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated		1,755	1,679
Nicaragua [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated		433	420
Costa Rica [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated		1,425	1,442
Panama [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated		1,200	1,131
Colombia [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated		4,414	4,367
Brazil [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated		31,741	38,765
Argentina [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated		312	306
Uruguay [member] | Cash Generating Units [member] | Coca-Cola FEMSA [member]
Disclosure of information for cash-generating units [line items]
Goodwill and distribution rights allocated		$ 2,450	$ 2,626